STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
STOCK OPTIONS [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity for the three months ended June 30, 2016 is presented below:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2016	907,500	$3.30
Granted	-	-
Exercised	-	-
Cancelled	(15,000)	3.40
Balance outstanding at June 30, 2016	892,500	$2.86
Balance exercisable at June 30,2016	717,501	$2.99

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2015 and 2016 is as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2014	515,000	$2.60
Granted	135,000
Exercised	(5,000)
Cancelled	(12,500)
Balance outstanding at March 31, 2015	632,500	$3.30
Granted	275,000
Exercised	-
Cancelled	-
Balance outstanding at March 31, 2016	907,500	$3.30
Balance exercisable at March 31,2016	679,376	$3.20

Options to Purchase Common Shares

At June 30, 2016, options to purchase common shares were outstanding as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, June 30, 2016	130,000	$1.00	$10.00
	10,000	$1.50	$0.40
	287,500	$2.00 - 2.70	$2.00 - 2.70
	205,000	$3.10 - 3.80	$3.10 - 3.80
	200,000	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	892,500

Options Exercisable, June 30,2016	130,000	$1.00	$10.00
	2,500	$1.50	$0.40
	157,500	$2.00 - 2.70	$2.00 - 2.70
	171,668	$3.10 - 3.80	$3.10 - 3.80
	195,833	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	717,501

A summary of the Company’s stock options outstanding as of March 31, 2016 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price
Options Outstanding, March 31, 2016	130,000	$1.00	$10.00
	10,000	1.50	1.50
	287,500	$2.00 - 2.70	$2.00 - 2.70
	220,000	$3.10 - 3.80	$3.10 - 3.80
	199,167	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	907,500
Options Exercisable, March 31, 2016	130,000	$1.00	$10.00
	123,750	$2.00 - 2.70	$2.00 - 2.70
	171,667	$3.10 - 3.80	$3.10 - 3.80
	193,959	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	679,376